Long-term Borrowings in relation to the Headquarters Project - Schedule of Future Principal Repayments on Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-Term Debt [Abstract]
2028	$ 549
2029	2,930
Thereafter	42,990
Total	$ 46,469	$ 11,027